LOANS AND BORROWINGS	12 Months Ended
Dec. 31, 2021
LOANS AND BORROWINGS

14.	LOANS AND BORROWINGS

	Charges (p.a.)	Average rate (1)	WAMT (2)	12.31.20	Borrowing	Business combination (note 1.2)	Amortization	Interest paid	Interest accrued	Exchange rate variation	12.31.21
Local currency
Working capital	Fixed / CDI	5.24% (3.25% on 12.31.20)	0.7	368,681	400,000	25,950	(389,734)	(11,910)	13,975	-	406,962
Certificate of agribusiness receivables (3)	IPCA	16.57% (10.21% on 12.31.20)	2.0	821,093	-	-	-	95	146,760	-	967,948
Development bank credit lines	TJLP / TLP/ IPCA / FINAME	3.12%	3.7	-	-	9,006	(1,351)	(87)	111	-	7,679
Debentures	CDI / IPCA	15.54% (8.28% on 12.31.20)	7.3	3,022,005	965,549	-	-	(188,668)	411,129	-	4,210,015
Export credit facility (4)	Fixed / CDI / FX USD	10.87% (3.69% on 12.31.20)	4.2	2,408,697	937,250	20,456	(5,632)	(117,679)	122,510	150,671	3,516,273

Fiscal incentives	Fixed	2.40% (2.40% on 12.31.20)	-	44,816	82,064	-	(123,236)	(797)	754	-	3,601
				6,665,292	2,384,863	55,412	(519,953)	(319,046)	695,239	150,671	9,112,478

Foreign currency
Bonds	Fixed / FX USD and EUR	4.82% (4.81% on 12.31.20)	11.6	14,829,993	-	-	(314,806)	(790,836)	888,804	930,857	15,544,012
Export credit facility	Fixed / LIBOR / FX USD	3.43% (3.13% on 12.31.20)	1.3	392,636	-	30,476	(138,870)	(10,867)	10,466	27,544	311,385
Advances for foreign exchange rate contracts	Fixed / FX USD	-	-	-	249,000	2,672	(249,000)	(1,182)	1,363	250	3,103
Working capital	Fixed / FX TRY and USD	13.35% (10.98% on 12.31.20)	1.5	516,505	356,919	29,555	(172,718)	(71,436)	85,339	(259,112)	485,052

				15,739,134	605,919	62,703	(875,394)	(874,321)	985,972	699,539	16,343,552
				22,404,426	2,990,782	118,115	(1,395,347)	(1,193,367)	1,681,211	850,210	25,456,030

Current				1,059,984							3,203,068
Non-current				21,344,442							22,252,962
(1)	Weighted average annual rate.
(2)	Weighted average maturity in years.
(3)	The Certificate of Agribusiness Receivable (“CRA”) issued by the Company are backed by receivables of BRF S.A. from certain subsidiaries abroad.
(4)	On December 31, 2021, includes the amount of R$2,160,061 (R$2,408,697 on December 31, 2020) referring to an Export Credit Facility issued in Reais simultaneously and in connection with a foreign exchange rate swap, resulting essentially in a net cash flow in U.S. Dollars. As the transactions are inseparable, both are recorded together under Loans and Borrowings by their amortized cost.

	Charges (p.a.)	Average rate	WAMT	12.31.19	Borrowing	Amortization	Interest paid	Interest accrued	Exchange rate variation	12.31.20
Local currency
Working capital	Fixed / CDI	3.25% (6.07% on 12.31.19)	0.6	3,312,639	1,200,000	(3,947,237)	(340,227)	143,506	-	368,681
Certificate of agribusiness receivables	CDI / IPCA	10.21% (6.73% on 12.31.19)	3.0	1,597,447	-	(780,000)	(100,932)	104,578	-	821,093
Development bank credit lines	Fixed / Selic / TJLP	(5.09% on 12.31.19)	-	45,516	-	(45,470)	(427)	381	-	-
Debentures	CDI / IPCA	8.28% (7.40% on 12.31.19)	7.7	755,760	2,124,725	-	(38,339)	179,859	-	3,022,005
Export credit facility	Fixed / CDI / USD	3.69% (5.83% on 12.31.19)	6.8	1,612,365	1,490,809	(1,113,176)	(111,498)	152,968	377,229	2,408,697
Special program asset restructuring	IGPM	(12.22% on 12.31.19)	-	284,308	-	(287,621)	(5,142)	8,455	-	-

Fiscal incentives	Fixed	2.40% (2.40% on 12.31.19)	-	5,720	73,671	(34,609)	(667)	701	-	44,816
				7,613,755	4,889,205	(6,208,113)	(597,232)	590,448	377,229	6,665,292

Foreign currency
Bonds	Fixed / USD / EUR	4.81% (4.36% on 12.31.19)	12.4	10,407,484	4,282,961	(3,010,421)	(760,879)	881,137	3,029,711	14,829,993
Export credit facility	Fixed / LIBOR / USD	3.13% (5.77% on 12.31.19)	2.2	407,275	-	(118,113)	(20,686)	17,627	106,533	392,636
Advances for foreign exchange rate contracts	Fixed / USD	-	-	-	529,211	(529,210)	-	-	(1)	-
Working capital	Fixed / TRY	10.98% (16.56% on 12.31.19)	1.2	191,765	718,956	(381,502)	(42,742)	46,704	(16,676)	516,505

				11,006,524	5,531,128	(4,039,246)	(824,307)	945,468	3,119,567	15,739,134
				18,620,279	10,420,333	(10,247,359)	(1,421,539)	1,535,916	3,496,796	22,404,426

Current				3,132,029						1,059,984
Non-current				15,488,250						21,344,442

On December 31, 2021 and on December 31, 2020 the Company did not have any financial covenant clauses related to its loans and borrowings agreements.

The maturity schedule of the loans and borrowings is presented on note 23.3.

14.1.	Revolving credit facility

With the purpose of maintaining a prudential and sustainable short-term liquidity position, in line with the adoption of measures to extend its average debt maturity and reduce the cost of debt, on December 27, 2019, the Company retained from Banco do Brasil a revolving credit facility up to the limit of R$1,500,000 for a period of three years. On October 28, 2020 the Company retained an additional revolving credit facility before Banco do Brasil, up to the limit of R$1,500,000, for the next three years. The referenced credit facilities can be withdrawn totally or partially, at the Company’s will, whenever necessary. As of December 31, 2021, the credit facilities were available, but unused.

14.2.        Issuance of debentures

On June 02, 2021, 1,000,000 (one million) Debentures were subscribed with a notional value of R$ 1,000.00 (one thousand Brazilian Reais), in a total amount of R$1,000,000, in a single series. The Debentures are simple, not convertible into shares, unsecured and for private placement. The Debentures were privately placed with VERT Companhia Securitizadora, to back its sixtieth issuance of Agribusiness Receivables Certificates which were object of public distribution with restricted placement efforts.

12.31.21
Operation	Series	Issue date	Maturity	Rate	Notional	Updated Value
Debenture - 3rd Issue	1st Series	06.02.21	05.14.31	IPCA + 4.78% p.a.	1,000,000	1,034,706

The issuance costs of R$34,258 are recognized on the statement of income over the term of the debt according to the effective interest rate method.

14.3.	Senior Notes repurchase offer

During June 2021, the Company made an offer to repurchase its 4.875% Senior Notes due on 2030, in which it repurchased the principal amount equivalent to R$297,141 (USD59,402). The Company paid the amount of R$317,532 for the repurchase of these liabilities, amount that includes principal, interest and premium. The Company incurred in financial expenses in the amount of R$14,114 with the premium paid, R$2,491 with taxes and R$3,089 with the write-off of the costs of issuance. The principal outstanding after the repurchase is equivalent to R$3,454,509 (USD690,598).

14.4.	Guarantees

	12.31.21	12.31.20
Total loans and borrowings	25,456,030	22,404,426
Mortgage guarantees	20,343	44,816
Related to FINAME	16,742	-
Related to tax incentives and other	3,601	44,816

On December 31, 2021, the amount of bank guarantees contracted by the Company was of R$478,468 (R$590,933 as of December 31, 2020) which were offered mainly in litigations involving the Company’s use of tax credits. These guarantees have an average cost of 1.93% p.a. (1.95% p.a. as of December 31, 2020).